GMO Resources Fund
GMO Resources Fund
Investment objective
Total return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees GMO Resources Fund	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.30%	0.30%	0.30%	0.30%
Redemption fee (as a percentage of amount redeemed)	0.30%	0.30%	0.30%	0.30%

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Resources Fund		Class III	Class IV	Class V	Class VI
Management fee		0.50%	0.50%	0.50%	0.50%
Shareholder service fee		0.15%	0.10%	0.09%	0.06%
Other expenses	[1]	0.93%	0.93%	0.93%	0.93%
Total annual operating expenses	[1]	1.58%	1.53%	1.52%	1.49%
Expense reimbursement	[1][2]	(0.83%)	(0.83%)	(0.83%)	(0.83%)
Total annual operating expenses after expense reimbursement	[1]	0.75%	0.70%	0.69%	0.66%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
[2]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.60% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, compensation and expenses of Trust officers and agents who are not affiliated with the GMO, investment-related costs (e.g., brokerage commissions and securities lending fees), hedging transaction fees, extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least December 6, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example by, Year, Caption [Text]	Expense Example, By Year, Column [Text]	1 Year		3 Years	Expense Example, No Redemption, By Year, Caption [Text]	Expense Example, No Redemption, By Year, Column [Text]	1 Year		3 Years
GMO Resources Fund	If you sell your shares					If you do not sell your shares
GMO Resources Fund Class III USD ($)		Class III	138	[1]	479		Class III	106	[1]	446
GMO Resources Fund Class IV USD ($)		Class IV	132	[1]	464		Class IV	101	[1]	431
GMO Resources Fund Class V USD ($)		Class V	131	[1]	461		Class V	100	[1]	428
GMO Resources Fund Class VI USD ($)		Class VI	128	[1]	452		Class VI	97	[1]	418
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing in the securities of companies in the natural resources sector. The Fund has a fundamental policy to concentrate its investments in the natural resources sector. Under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in the natural resources sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of U.S. or non-U.S. issuer.

The Manager will select investments for the Fund based on the Manager’s assessment of which segments of the natural resources sector offer the best investment opportunities. The Manager’s assessment of the segments of the natural resources sector may be based on the relative attractiveness of individual natural resources, including supply and demand fundamentals and pricing outlook. The Manager may use a combination of quantitative and qualitative investment methods to identify companies and may analyze individual companies based on their financial, operational, and managerial strength and valuation. The Manager may adjust the Fund’s portfolio for factors such as position size, market capitalization, currency exposure, and exposure to groups such as commodity type, industry and sector exposure, and market capitalization.

The Fund may invest in securities of any type, including without limitation, common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts, shares of royalty trusts and master limited partnerships and fixed income securities (including fixed income securities of any maturity and below investment grade securities (commonly referred to as “junk bonds”)). The Fund may invest in the securities of companies of any market capitalization.

As a substitute for direct investments in securities of companies in the natural resources sector, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Natural Resources Risk—By concentrating its investments in the natural resources sector, the Fund is subject to greater risks than a fund that invests in a wider variety of industries. The Fund is particularly exposed to adverse developments affecting issuers in the natural resources sector. In addition, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. As a result, companies in the natural resources sector often have limited pricing power over supplies or for the products they sell which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects.

The Fund’s concentration in the securities of companies with substantial natural resource assets will expose the Fund to the price movements of natural resources to a greater extent than a more broadly diversified mutual fund. Because the Fund invests primarily in this economic sector, there is the risk that the Fund will perform poorly during an economic downturn or a slump in demand for natural resources.

• Market Risk—Equity Securities—The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk—The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. In particular, the Fund is subject to the risk that the Manager will identify a segment of the natural resources sector that will appreciate but that the Fund will not be able to benefit from that appreciation because the Manager is not able to gain exposure to that segment or because the Manager invests in companies whose security valuations do not correlate with that segment of the natural resources sector. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Focused Investment Risk—Focusing investments in sectors and industries with high positive correlations to one another creates additional risk. The Fund’s concentration in the natural resources sector makes the Fund’s net asset value more susceptible to economic, market, political and other developments affecting the natural resources sector.

• Non-U.S. Investment Risk—The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes on capital gains or other income payable on non-U.S. securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk—Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

• Derivatives Risk—The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk—The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk—The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Liquidity Risk—Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk—Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Disruption and Geopolitical Risk—Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in non-U.S. and U.S. economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk—To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Market Risk—Fixed Income Securities—Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Credit Risk—The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 6, 2011
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 6, 2011
Prospectus Date	rr_ProspectusDate	Dec 6, 2011
GMO Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Fees and expenses	gmot772129_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 6, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Portfolio Turnover	gmot772129_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manager seeks to achieve the Fund’s investment objective by investing in the securities of companies in the natural resources sector. The Fund has a fundamental policy to concentrate its investments in the natural resources sector. Under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in the natural resources sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of U.S. or non-U.S. issuer.

The Manager will select investments for the Fund based on the Manager’s assessment of which segments of the natural resources sector offer the best investment opportunities. The Manager’s assessment of the segments of the natural resources sector may be based on the relative attractiveness of individual natural resources, including supply and demand fundamentals and pricing outlook. The Manager may use a combination of quantitative and qualitative investment methods to identify companies and may analyze individual companies based on their financial, operational, and managerial strength and valuation. The Manager may adjust the Fund’s portfolio for factors such as position size, market capitalization, currency exposure, and exposure to groups such as commodity type, industry and sector exposure, and market capitalization.

The Fund may invest in securities of any type, including without limitation, common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts, shares of royalty trusts and master limited partnerships and fixed income securities (including fixed income securities of any maturity and below investment grade securities (commonly referred to as “junk bonds”)). The Fund may invest in the securities of companies of any market capitalization.

As a substitute for direct investments in securities of companies in the natural resources sector, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund has a fundamental policy to concentrate its investments in the natural resources sector.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Natural Resources Risk—By concentrating its investments in the natural resources sector, the Fund is subject to greater risks than a fund that invests in a wider variety of industries. The Fund is particularly exposed to adverse developments affecting issuers in the natural resources sector. In addition, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. As a result, companies in the natural resources sector often have limited pricing power over supplies or for the products they sell which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects.

The Fund’s concentration in the securities of companies with substantial natural resource assets will expose the Fund to the price movements of natural resources to a greater extent than a more broadly diversified mutual fund. Because the Fund invests primarily in this economic sector, there is the risk that the Fund will perform poorly during an economic downturn or a slump in demand for natural resources.

• Market Risk—Equity Securities—The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Management and Operational Risk—The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. In particular, the Fund is subject to the risk that the Manager will identify a segment of the natural resources sector that will appreciate but that the Fund will not be able to benefit from that appreciation because the Manager is not able to gain exposure to that segment or because the Manager invests in companies whose security valuations do not correlate with that segment of the natural resources sector. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Focused Investment Risk—Focusing investments in sectors and industries with high positive correlations to one another creates additional risk. The Fund’s concentration in the natural resources sector makes the Fund’s net asset value more susceptible to economic, market, political and other developments affecting the natural resources sector.

• Non-U.S. Investment Risk—The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes on capital gains or other income payable on non-U.S. securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk—Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

• Derivatives Risk—The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Counterparty Risk—The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

• Leveraging Risk—The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Liquidity Risk—Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Smaller Company Risk—Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Disruption and Geopolitical Risk—Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in non-U.S. and U.S. economic and political conditions could adversely affect the value of the Fund’s investments.

• Large Shareholder Risk—To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Market Risk—Fixed Income Securities—Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Credit Risk—The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.
Performance	gmot772129_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO Resources Fund | Class III
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class III
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.30%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.30%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class III
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[1],[2]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class III
1 Year	rr_ExpenseExampleYear01	138	[3]
3 Years	rr_ExpenseExampleYear03	479
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class III
1 Year	rr_ExpenseExampleNoRedemptionYear01	106	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
GMO Resources Fund | Class IV
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IV
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.30%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.30%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IV
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.53%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[1],[2]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class IV
1 Year	rr_ExpenseExampleYear01	132	[3]
3 Years	rr_ExpenseExampleYear03	464
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class IV
1 Year	rr_ExpenseExampleNoRedemptionYear01	101	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
GMO Resources Fund | Class V
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class V
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.30%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.30%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class V
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionAndService12b1FeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.52%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[1],[2]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class V
1 Year	rr_ExpenseExampleYear01	131	[3]
3 Years	rr_ExpenseExampleYear03	461
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class V
1 Year	rr_ExpenseExampleNoRedemptionYear01	100	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
GMO Resources Fund | Class VI
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class VI
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.30%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.30%
Annual Fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class VI
Management fee	rr_ManagementFeesOverAssets	0.50%
Shareholder service fee	rr_DistributionAndService12b1FeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.49%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[1],[2]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.66%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class VI
1 Year	rr_ExpenseExampleYear01	128	[3]
3 Years	rr_ExpenseExampleYear03	452
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class VI
1 Year	rr_ExpenseExampleNoRedemptionYear01	97	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	418

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
[2]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.60% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, compensation and expenses of Trust officers and agents who are not affiliated with the GMO, investment-related costs (e.g., brokerage commissions and securities lending fees), hedging transaction fees, extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least December 6, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[3]	After reimbursement